Equitable Financial Life Insurance Company

Supplement dated March 21, 2024, to the VUL Incentive Life ProtectSM prospectus

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Effective March 25, 2024, VUL Incentive Life ProtectSM is available in New York. The purpose of this Supplement is to update the Appendix: Hypothetical illustrations for policy holders purchasing in New York. Please delete the VUL Incentive Life ProtectSM with Extended No Lapse Guarantee Rider (Using Current Charges) and the VUL Incentive Life ProtectSM with Extended No Lapse Guarantee Rider (Using Guaranteed Charges) pages in their entirety, and replace with the following:

Catalog No. 800123 (3/24)
VUL Incentive Life Protect New Biz	#770826

VUL Incentive Life ProtectSM with Extended No Lapse Guarantee Rider

$480,000 Face Amount

Male, Issue Age 55, Preferred Elite Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option A

Initial Annual Planned Periodic Premium: $7,683.84*

Using Current Charges

Using Cash Value Accumulation Test

		Death Benefit			Account Value			Net Cash Surrender Value

End Of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0.00% Gross	6.00% Gross	12.00% Gross	0.00% Gross	6.00% Gross	12.00% Gross	0.00% Gross	6.00% Gross	12.00% Gross
1	$8,068	$480,000	$480,000	$480,000	$1,263	$1,474	$1,687	$0	$0	$0
2	$16,539	$480,000	$480,000	$480,000	$2,177	$2,672	$3,197	$0	$0	$0
3	$25,434	$480,000	$480,000	$480,000	$3,156	$4,008	$4,953	$0	$0	$0
4	$34,774	$480,000	$480,000	$480,000	$3,973	$5,249	$6,731	$0	$0	$0
5	$44,581	$480,000	$480,000	$480,000	$4,761	$6,528	$8,673	$0	$0	$0
6	$54,878	$480,000	$480,000	$480,000	$5,513	$7,836	$10,787	$0	$0	$0
7	$65,690	$480,000	$480,000	$480,000	$6,210	$9,156	$13,070	$0	$0	$1,478
8	$77,043	$480,000	$480,000	$480,000	$6,745	$10,379	$15,427	$0	$0	$4,526
9	$88,963	$480,000	$480,000	$480,000	$7,160	$11,539	$17,906	$0	$1,353	$7,720
10	$101,479	$480,000	$480,000	$480,000	$7,527	$12,706	$20,593	$0	$3,264	$11,152
15	$174,097	$480,000	$480,000	$480,000	$16,035	$27,356	$48,242	$16,035	$27,356	$48,242
20	$266,777	$480,000	$480,000	$480,000	$18,459	$39,890	$88,367	$18,459	$39,890	$88,367
25	$385,064	$480,000	$480,000	$480,000	$7,443	$41,676	$142,545	$7,443	$41,676	$142,545
30	$536,031	$480,000	$480,000	$480,000	$0	$13,728	$213,425	$0	$13,728	$213,425
35	$728,707	$480,000	$480,000	$480,000	$0	$0	$313,362	$0	$0	$313,362
40	$974,616	$480,000	$480,000	$510,742	$0	$0	$482,743	$0	$0	$482,743
45	$1,288,466	$480,000	$480,000	$811,492	$0	$0	$797,927	$0	$0	$797,927
*

The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

VUL Incentive Life ProtectSM with Extended No Lapse Guarantee Rider

$480,000 Face Amount

Male, Issue Age 55, Preferred Elite Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option A

Initial Annual Planned Periodic Premium: $7,683.84*

Using Guaranteed Charges

Using Cash Value Accumulation Test

		Death Benefit			Account Value			Net Cash Surrender Value

End Of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0.00% Gross	6.00% Gross	12.00% Gross	0.00% Gross	6.00% Gross	12.00% Gross	0.00% Gross	6.00% Gross	12.00% Gross
1	$8,068	$480,000	$480,000	$480,000	$36	$208	$382	$0	$0	$0
2	$16,539	$480,000	$480,000	$480,000	$18	$368	$745	$0	$0	$0
3	$25,434	$480,000	$480,000	$480,000	$0	$423	$1,029	$0	$0	$0
4	$34,774	$480,000	$480,000	$480,000	$0	$364	$1,220	$0	$0	$0
5	$44,581	$480,000	$480,000	$480,000	$0	$165	$1,290	$0	$0	$0
6	$54,878	$480,000	$480,000	$480,000	$0	$0	$1,187	$0	$0	$0
7	$65,690	$480,000	$480,000	$480,000	$0	$0	$838	$0	$0	$0
8	$77,043	$480,000	$480,000	$480,000	$0	$0	$163	$0	$0	$0
9	$88,963	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
10	$101,479	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
15	$174,097	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
20	$266,777	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
25	$385,064	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
30	$536,031	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
35	$728,707	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
40	$974,616	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
45	$1,288,466	$480,000	$480,000	$480,000	$0	$0	$0	$0	$0	$0
*

The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

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